Segment Information - Schedule of Selected Financial Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Selected Financial Information [Line Items]
Revenues	$ 35,479,712	$ 6,087,457	$ 2,592,989
Cost of revenues	34,677,937	5,097,893	1,314,935
Gross profit	801,775	989,564	1,278,054
Interest expenses, net	340,474	237,503	240,704
Depreciation and amortization	67,359	42,045	24,555
Capital expenditures	9,367	47,110	70,221
Segment assets	23,955,700	17,083,469	19,448,093
Segment loss	(5,234,415)	(3,968,852)	(5,780,054)
Education [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	1,611,711	2,237,040	2,592,989
Cost of revenues	1,137,093	1,147,531	1,314,935
Gross profit	474,618	1,089,509	1,278,054
Interest expenses, net	335,115	237,492	240,704
Depreciation and amortization	30,287	41,125	24,555
Capital expenditures	5,208	29,539	70,221
Segment assets	5,844,852	14,171,479	19,101,467
Segment loss	(4,987,083)	(3,001,365)	(5,764,314)
E-commerce and others [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	33,868,001	3,850,417
Cost of revenues	33,540,844	3,950,362
Gross profit	327,157	(99,945)
Interest expenses, net	5,359	11
Depreciation and amortization	37,072	920
Capital expenditures	4,159	17,571
Segment assets	18,110,848	2,911,990	346,626
Segment loss	$ (247,332)	$ (967,487)	$ (15,740)